Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management		$ 1,176	$ 1,222
Cards		1,351	1,201
Credit facilities		798	790
Account services		765	720
Broking income		555	707
Unit trusts		386	408
Underwriting		345	257
Global custody		432	471
Remittances		405	394
Imports/exports		328	322
Insurance agency commission		159	162
Other		1,247	1,259
Fee income	[1]	7,947	7,913
Less: fee expense	[1]	(1,862)	(1,685)
Net fee income	[1]	6,085	6,228
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income		2,694	2,753
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income		2,009	1,972
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income		$ 1,382	$ 1,503

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.